Note 3. Business Acquisitions: Pro Forma Information Assuming Acquisitions Effective 1/1/2015 (Details) - Pro Forma - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 1,042,237	$ 1,170,244	$ 3,359,015	$ 3,201,935	$ 1,601,093	$ 1,554,123
Net Income (Loss)	$ (791,329)	$ (502,241)	$ (2,277,900)	$ (1,290,598)	$ (1,066,070)	$ 19,576
Basic and Diluted Earnings (Loss) per Share	$ (0.11)	$ (0.21)	$ (0.40)	$ (1.23)	$ (0.72)	$ 0.07
Basic and Diluted Weighted Average Class A and Common Shares Outstanding	$ 6,896,923	$ 2,441,536	$ 5,744,898	$ 1,046,178	$ 1,481,310	$ 266,954